Basis of Presentation and Summary of Significant Accounting Policies (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Accounting Policies [Abstract]
Reverse split			1-for-3.45
Restricted Cash			$ 216,086	$ 213,663
Prepaid research and development			$ 1,979,527	$ 355,182
Estimated useful lives			3 to 10 years
Methods of depreciation and amortization			Straight-line
Income tax expense (benefit) attributable to foreign withholding taxes in connection with collaboration and licensing agreements	$ 4,000	$ 52,000